DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit (loss) attributable to parent company	$ 41,300	$ 476,470	$ (358,560)
Biological assets (net)	274,543	40,815	(172,791)
Distributable net profit (loss)	$ 28,163	$ 688,947	$ (266,252)
30% in 2025 and 2024 (40% in 2023)	8449.00%	206684.00%	0.00%
Biological Asset [Member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Unrealized gains (losses)	$ (204,646)	$ (159,020)	$ (264,477)
Realized gains (losses)	187,641	473,795	394,179
Deferred income taxes	3,868	(102,298)	(37,394)
Biological assets (net)	$ (13,137)	$ 212,477	$ 92,308